Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2019
Capital and Reserves [Abstract]
Schedule of share issued during the reported period
	For the six months ended
	June 30, 2019	June 30, 2018 *
	Number of shares in thousands
Opening balance	16,009	11,222
Issuance of ADSs (see A below)	3,429	3,260
Share-based payments (see B below)	63	62
Share issuance due to the acquisition of Non-controlling interest	-	799
Exercise of warrants (see C below)	29	607
	19,530	15,950

*	On December 19, 2018 in a shareholders’ general meeting, it was resolved to consolidate the Company’s authorized and paid-in share capital in a 20:1 ratio, in a way that every 20 shares with no par value were consolidated into one share with no par value. The said reverse share split took place on January 4, 2019. In these financial statements, comparison numbers of shares reflect the reverse share split retrospectively.